CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Profit (loss) for the year	$ 24,573	$ (5,822)	[1]	$ (358,613)	[1]
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)	24,235	(14,821)		(46,695)
Depreciation and amortization charges, operating allowances and write-downs	119,137	104,529		125,677
Finance income	(5,374)	(3,708)		(1,536)
Finance costs	62,022	65,412		30,251
Financial derivative (gain) loss	(2,838)	6,850
Exchange differences	14,136	(8,214)		3,513
Impairment losses	58,919	30,957		268,089
Bargain purchase gain	(40,142)
Loss (gain) due to changes in the value of assets	7,623	(7,504)		(1,891)
(Gain) loss on disposal of non-current assets	(14,564)	4,316		(340)
Share-based compensation	2,798	2,405
Other loss		2,613		40
Changes in operating assets and liabilities:
(Increase) decrease in inventories	(101,024)	(16,274)		108,207
(Increase) decrease in trade and other receivables	(25,807)	50,168		56,297
Increase in trade and other payables	55,410	17,613		28,572
Other amounts paid due to operating activities	(25,901)	(12,251)		(50,001)
Income tax paid	(36,408)	(26,764)		(10,933)
Interest paid	(43,018)	(39,130)		(29,468)
Net cash provided by operating activities	73,777	150,375		121,169
Cash flows from investing activities:
Interest and finance income received	3,833	952		1,554
Payments due to investments:
Acquisition of subsidiaries	(20,379)
Other intangible assets	(3,313)	(811)		(4,914)
Property, plant and equipment	(106,136)	(74,616)		(71,119)
Other financial assets		(343)		(9,912)
Disposals:
Disposal of subsidiaries	20,533
Other non-current assets	12,734
Other	6,853			110
Net cash used by investing activities	(85,875)	(74,818)		(84,281)
Cash flows from financing activities:
Dividends paid	(20,642)			(54,988)
Payment for debt issuance costs	(4,905)	(16,765)
Repayment of other financial liabilities	(33,096)
Proceeds from debt issuance		350,000
Increase (decrease) in bank borrowings:
Borrowings	252,200	31,455		124,384
Payments	(106,514)	(453,948)		(81,237)
Proceeds from stock option exercises	240	180
Other amounts (paid) received due to financing activities	(13,880)	(24,319)		61,758
Payments to acquire or redeem own shares	(20,100)
Net cash provided (used) by financing activities	53,303	(113,397)		49,917
Total net cash flows for the year	41,205	(37,840)		86,805
Beginning balance of cash and cash equivalents	184,472	196,982		116,666
Exchange differences on cash and cash equivalents in foreign currencies	(9,030)	25,330		(6,489)
Ending balance of cash and cash equivalents	$ 216,647	$ 184,472		$ 196,982

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.